UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions		Total	Class A shareholders	Special shareholder [1]	Capital Class A shareholders	Retained earnings Class A shareholders		Ownership changes Class A shareholders	Accumulated other comprehensive income (loss) Class A shareholders [2]	Preferred securities	Interest of others in operating subsidiaries
Beginning balance at Dec. 31, 2024		$ 17,308	$ 5,117	$ 0	$ 3,989	$ 1,458		$ 328	$ (658)	$ 740	$ 11,451
Net income (loss)		391	106			106				26	259
Other comprehensive income (loss)		838	416						416		422
Total comprehensive income (loss)		1,229	522			106			416	26	681
Contributions		136									136
Distributions and capital paid	[3]	(3,645)	(27)			(27)				(26)	(3,592)
Ownership changes and other	[3]	(168)	(29)			(29)					(139)
Unit repurchases	[3]	(157)	(157)		(157)
Acquisition of interest	[4]	618									618
Ending balance at Jun. 30, 2025		15,321	5,426	0	3,832	1,508		328	(242)	740	9,155
Beginning balance at Dec. 31, 2025		15,311	5,451	0	3,765	1,286		603	(203)	740	9,120
Net income (loss)		309	77			77				26	206
Other comprehensive income (loss)		76	35						35		41
Total comprehensive income (loss)		385	112			77			35	26	247
Contributions		305									305
Distributions and capital paid	[3]	(478)	(26)			(26)				(26)	(426)
Ownership changes and other		13	(9)			(1)	[3]	(8)			22
Unit repurchases	[3]	(97)	(97)		(97)
Ending balance at Jun. 30, 2026		$ 15,439	$ 5,431	$ 0	$ 3,668	$ 1,336		$ 595	$ (168)	$ 740	$ 9,268

[1]
(1)For the periods prior to the completion of the Arrangement on March 27, 2026, reflects amounts previously attributable to LP Units, Redemption-Exchange Units and BBHC exchangeable shares, which were exchanged for Class A Shares on a one-for-one basis, and amounts previously attributable to Special LP Units, which were exchanged for Special Shares on a one-for-one basis. See Note 2(b) for additional information.

[2]	See Note 21 for additional information.
[3]	See Note 20 for additional information on distributions, share repurchases, and ownership changes and other.
[4]	See Note 3 for additional information.